Document and Entity Information	Apr. 29, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001540947
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Apr. 29, 2020
Entity Registrant Name	EQM Midstream Partners, LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35574
Entity Tax Identification Number	37-1661577
Entity Address, Address Line One	2200 Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	271-7600
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units Representing Limited Partner Interests
Trading Symbol	EQM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false